Note 7 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Goodwill [Table Text Block]
Total
Balance at December 31, 2020	$13,030
Addition to goodwill from acquisition	-
Balance at December 31, 2021	13,030
Addition to goodwill from acquisition	-
Balance at December 31, 2022	$13,030

Schedule of Finite-Lived Intangible Assets [Table Text Block]
	2022	2021
Core deposit intangible	$521	$630
Accumulated amortization	(109)	(109)
Total finite-lived intangible assets	$412	$521

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending
December 31,	Amount
2023	109
2024	109
2025	109
2026	85
$412